Financial instruments - Schedule of Value at Risk Pre-tax (Details) - Commodity price risk - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Global oil
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	$ 60	$ 22
Global oil | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	36	29
North America gas and power
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	8	16
North America gas and power | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	11	15
Europe gas and power
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	7	13
Europe gas and power | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	9	13
Australia gas and power
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	4	3
Australia gas and power | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	3	3
Environmental certificates
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	1	2
Environmental certificates | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	$ 2	$ 5